Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of financial statements
	As Reported	Restatement	As Restated
Unaudited Consolidated Balance Sheet as of June 30, 2021 as adjusted for Temporary Equity related to Public Shares
Common Stock subject to possible redemption ($)	$159,629,470	$12,870,530	$172,500,000

Common stock Class A, $0.0001 par value	$128	$(128)	$—
Common stock Class B, $0.0001 par value	$431	$—	$431
Additional Paid in Capital	$1,525,445	$(1,525,445)	$—
Retained earnings	$3,473,997	$(11,344,957)	$(7,870,960)
Total shareholders’ equity/(deficit)	$5,000,001	$(12,870,530)	$(7,870,529)

Number of shares subject to redemption	15,962,947	1,287,053	17,250,000

	As Reported	Restatement	As Restated
Unaudited Consolidated Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	16,115,493	1,134,507	17,250,000
Basic and diluted net income per share, redeemable shares	$0.00	$(0.07)	$(0.07)
Basic and diluted weighted average shares, non-redeemable shares	5,447,007	(1,134,507)	4,312,500
Basic and diluted net income per share, non-redeemable shares	$(0.28)	$0.21	$(0.07)
	As Reported	Restatement	As Restated
Unaudited Condensed Statement Of Changes In Shareholders’ Equity as of June 30, 2021
Changes in Class A ordinary shares subject to possible redemption,	$1,525,460	$(1,525,460)	$—
Shareholders’ equity	$5,000,001	$(12,870,530)	$(7,870,529)
	As Reported	Restatement	As Restated
Unaudited Condensed Statement Of Cash Flows For the six months ended June 30, 2021 Non-Cash investing and financing activities
Change in Class A ordinary shares subject to possible redemption – APIC	$(1,525,460)	$1,525,460	$—

	As Reported	Restatement	As Restated
Balance Sheet as of March 31, 2021
Common Stock subject to possible redemption ($)	$161,154,930	$11,345,070	$172,500,000

Common stock Class A, $0.0001 par value	$113	$(113)	$—
Common stock Class B, $0.0001 par value	$431	$—	$431
Additional Paid in Capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(14,460,466)	$(6,345,499)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Number of shares subject to redemption	16,115,493	1,134,507	17,250,000

Statement of Operations for the year ended March 31, 2021
Basic and diluted weighted average shares, redeemable shares	2,404,988	336,108	2,741,096
Basic and diluted net income per share, redeemable shares	$—	$1.17	$1.17
Basic and diluted weighted average shares, non-redeemable shares	4,648,608	(336,108)	4,312,500
Basic and diluted net income per share, non-redeemable shares	$1.78	$(0.61)	$1.17

Statement Of Changes In Stockholders’ Equity (Deficit) for the year ended March 31, 2021
Accretion of Class A common stocks subject to possible redemption	$—	$(14,612,821)	$(14,612,821)
Class A common stock subject to possible redemption	$(161,154,930)	$161,143,205	$(1,725)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Statement of Cash Flows for the year ended March 31, 2021
Value of Class A common stock subject to possible redemption at February 2, 2021	$151,176,360	$6,710,819	$157,887,179
Change in value of Class A common stock subject to possible redemption,	9,978,570	$4,634,251	$14,612,821